THE NEEDHAM FUNDS, INC.
Needham Growth Fund
Needham Aggressive Growth Fund
Needham Small Cap Growth Fund
(each a "Fund", together, the “Funds”)
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SUPPLEMENT DATED AUGUST 1, 2024
TO THE PROSPECTUS
DATED APRIL 29, 2024
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This supplement is being filed to inform shareholders that, in accordance with regulatory changes requiring the Funds' primary benchmarks to represent the overall applicable market, each Fund's primary prospectus benchmark changed to the following benchmarks effective as of June 30, 2024:

FUND	PRIMARY	SECONDARY
Needham Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index; S&P MidCap 400® Growth
Needham Aggressive Growth Fund	Russell 3000® Index	Russell 2000® Growth Index
Needham Small Cap Growth Fund	Russell 3000® Index	Russell 2000® Growth Index
The average annual total returns table for the periods ended December 31, 2023 on page 5 of the Prospectus for the Needham Growth Fund is hereby revised as follows:

Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception (1/1/96)	Since Inception (12/30/16)
Retail Class (1/1/1996)
Return Before Taxes	26.85%	16.71%	9.18%	12.44%	N/A
Return After Taxes on Distributions	26.85%	15.31%	7.50%	11.06%	N/A
Return After Taxes on Distributions and Redemption	15.89%	13.34%	7.01%	10.59%	N/A
Institutional Class (12/30/16)
Return Before Taxes	27.30%	17.24%	N/A	N/A	11.73%
Russell 3000® Index*	23.13%	14.14%	12.15%	9.86%	13.82%
Russell MidCap® Growth Index*	15.05%	9.93%	10.51%	9.64%	12.48%
S&P MidCap 400® Growth*	13.57%	10.27%	9.14%	11.11%	9.60%
*    Comparative indices reflect no deductions for fees, expenses, or taxes.
Source: London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2022. All rights in the Russell 3000® Index and Russell Midcap® Growth Index vest in the relevant LSE Group company which owns each Index.

The average annual total returns table for the periods ended December 31, 2023 on page 11 of the Prospectus for the Needham Aggressive Growth Fund is hereby revised as follows:

Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception (9/4/01)	Since Inception (12/30/16)
Retail Class (9/4/01)
Return Before Taxes	37.65%	24.49%	12.78%	11.39%	N/A
Return After Taxes on Distributions	37.65%	23.23%	11.18%	10.36%	N/A
Return After Taxes on Distributions and Redemption	22.29%	19.90%	9.98%	9.58%	N/A
Institutional Class (12/30/16)
Return Before Taxes	38.37%	25.26%	N/A	N/A	16.16%
Russell 3000® Index*	23.13%	14.14%	12.15%	9.25%	13.82%
Russell 2000® Growth Index*	18.66%	9.22%	7.16%	7.87%	8.07%
*    Comparative indices reflect no deductions for fees, expenses, or taxes.
Source: London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2022. All rights in the Russell 3000® Index and Russell Midcap® Growth Index vest in the relevant LSE Group company which owns each Index.
The average annual total returns table for the periods ended December 31, 2023 on page 17 of the Prospectus for the Needham Small Cap Growth Fund is hereby revised as follows:

Class (Inception Date)	1 Year	5 Years	10 Years	Since Inception (5/22/02)	Since Inception (12/30/16)
Retail Class (5/22/02)
Return Before Taxes	5.68%	16.68%	10.70%	11.04%	N/A
Return After Taxes on Distributions	5.68%	12.87%	7.39%	8.92%	N/A
Return After Taxes on Distributions and Redemption	3.36%	12.38%	7.47%	8.78%	N/A
Institutional Class (12/30/16)
Return Before Taxes	5.85%	17.33%	N/A	N/A	13.23%
Russell 3000® Index*	23.13%	14.14%	12.15%	9.67%	13.82%
Russell 2000® Growth Index*	18.66%	9.22%	7.16%	8.23%	8.07%
*    Comparative indices reflect no deductions for fees, expenses, or taxes.
Source: London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2022. All rights in the Russell 3000® Index and Russell Midcap® Growth Index vest in the relevant LSE Group company which owns each Index.

The "Index Descriptions" section on page 39 of the Prospectus is hereby revised as follows:
Index Descriptions
Russell 3000® Index
The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market, as of the most recent reconstitution.
Russell Midcap® Growth Index
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with relatively higher price-to-book ratios, higher I/B/E/S (Institutional Brokers' Estimate System) forecast medium term (2 year) growth and higher sales per share historical growth (5 years).
S&P MidCap 400® Growth
The S&P MidCap 400® Growth measures constituents from the S&P MidCap 400 that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price, and momentum.
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Please retain this Supplement with the Funds’ Prospectus for future reference.
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